Vanguard® Market Neutral Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (98.7%)
Communication Services (3.4%)
[1]	Playtika Holding Corp.	465,092	3,684
*,1	ZipRecruiter Inc. Class A	270,941	2,574
*,1	Clear Channel Outdoor Holdings Inc.	1,554,865	2,488
[1]	Alphabet Inc. Class C	12,015	2,009
*,1	Liberty Latin America Ltd. Class C	173,495	1,646
*,1	Match Group Inc.	34,696	1,313
	Telephone and Data Systems Inc.	55,085	1,281
	Meta Platforms Inc. Class A	911	521
*	Madison Square Garden Entertainment Corp.	12,253	521
*	Anterix Inc.	12,464	469
			16,506
Consumer Discretionary (10.8%)
*,1	Mohawk Industries Inc.	26,564	4,268
*,1	Carnival Corp.	226,355	4,183
*,1	Expedia Group Inc.	27,324	4,045
[1]	Travel & Leisure Co.	80,348	3,702
*,1	Dave & Buster's Entertainment Inc.	104,861	3,571
*,1	Norwegian Cruise Line Holdings Ltd.	162,477	3,332
*,1	frontdoor Inc.	67,923	3,260
[1]	Gap Inc.	140,665	3,102
	Wynn Resorts Ltd.	30,463	2,921
*	Hovnanian Enterprises Inc. Class A	13,814	2,823
*,1	M/I Homes Inc.	13,376	2,292
*	Abercrombie & Fitch Co. Class A	15,115	2,115
*	Brinker International Inc.	22,417	1,716
*	G-III Apparel Group Ltd.	48,867	1,491
*,1	American Axle & Manufacturing Holdings Inc.	205,654	1,271
[1]	General Motors Co.	24,939	1,118
*	Adtalem Global Education Inc.	13,339	1,007
*,1	Chegg Inc.	515,206	912
[1]	Perdoceo Education Corp.	34,291	763
*	Warby Parker Inc. Class A	45,696	746
*	Sonos Inc.	59,618	733
	Nordstrom Inc.	25,975	584
	Ralph Lauren Corp.	2,677	519
	Macy's Inc.	32,969	517
*	MGM Resorts International	12,900	504
*,1	Taylor Morrison Home Corp.	7,058	496
*	National Vision Holdings Inc.	45,046	491
	Strategic Education Inc.	5,033	466
			52,948
Consumer Staples (4.4%)
*,1	United Natural Foods Inc.	255,065	4,290
[1]	PriceSmart Inc.	42,586	3,909
[1]	Coca-Cola Consolidated Inc.	2,147	2,826
[1]	SpartanNash Co.	106,914	2,396
*	Pilgrim's Pride Corp.	46,981	2,163
[1]	Altria Group Inc.	24,520	1,251
*,1	Hain Celestial Group Inc.	119,572	1,032
	Turning Point Brands Inc.	23,541	1,016
	Costco Wholesale Corp.	859	761
*	Performance Food Group Co.	8,071	633
*	BellRing Brands Inc.	9,973	606
[1]	Target Corp.	3,830	597
			21,480
Energy (4.8%)
	Scorpio Tankers Inc.	48,989	3,493
[1]	Ardmore Shipping Corp.	192,366	3,482
[1]	SM Energy Co.	85,362	3,412

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
[1]	Matador Resources Co.	67,443	3,333
	CONSOL Energy Inc.	25,325	2,650
[1]	Select Water Solutions Inc.	149,947	1,669
[1]	Archrock Inc.	61,144	1,238
	Weatherford International plc	14,368	1,220
[1]	Crescent Energy Co. Class A	65,080	713
	Civitas Resources Inc.	13,925	706
[1]	Marathon Petroleum Corp.	3,016	491
*	Oceaneering International Inc.	18,948	471
	Valero Energy Corp.	3,454	466
[1]	VAALCO Energy Inc.	46,576	267
			23,611
Financials (20.4%)
[1]	CNO Financial Group Inc.	121,540	4,266
[1]	Essent Group Ltd.	64,349	4,137
[1]	MGIC Investment Corp.	161,546	4,136
[1]	OFG Bancorp	91,712	4,120
*,1	NMI Holdings Inc.	98,909	4,074
	Affiliated Managers Group Inc.	22,891	4,070
[1]	BankUnited Inc.	111,234	4,053
*,1	Mr. Cooper Group Inc.	43,461	4,006
*	Enova International Inc.	47,126	3,949
*,1	Robinhood Markets Inc. Class A	163,322	3,825
*,1	Block Inc. (XNYS)	55,483	3,725
[1]	Zions Bancorp NA	78,139	3,690
[1]	Bank of NT Butterfield & Son Ltd.	98,237	3,623
[1]	SLM Corp.	156,371	3,576
[1]	Janus Henderson Group plc	92,192	3,510
[1]	Associated Banc-Corp.	159,134	3,428
[1]	PROG Holdings Inc.	68,357	3,315
*,1	Hamilton Insurance Group Ltd. Class B	161,743	3,128
*	Palomar Holdings Inc.	25,542	2,418
	Voya Financial Inc.	27,851	2,206
[1]	Enact Holdings Inc.	60,157	2,185
[1]	KeyCorp.	128,857	2,158
*,1	LendingClub Corp.	177,304	2,027
	Citizens Financial Group Inc.	43,698	1,795
[1]	Westamerica BanCorp	35,107	1,735
[1]	Central Pacific Financial Corp.	55,724	1,644
[1]	FNB Corp.	114,961	1,622
	Hancock Whitney Corp.	31,215	1,597
*,1	PayPal Holdings Inc.	19,115	1,492
*,1	Customers Bancorp Inc.	32,109	1,491
	Western Alliance Bancorp	14,470	1,251
*,1	Marqeta Inc. Class A	238,561	1,174
[1]	Truist Financial Corp.	27,382	1,171
*	Arch Capital Group Ltd.	9,707	1,086
	Fulton Financial Corp.	53,676	973
	Citigroup Inc.	14,567	912
[1]	Equitable Holdings Inc.	18,844	792
	Veritex Holdings Inc.	22,956	604
	Hope Bancorp Inc.	44,436	558
	Comerica Inc.	8,992	539
			100,061
Health Care (11.4%)
*	Tenet Healthcare Corp.	25,073	4,167
*,1	PTC Therapeutics Inc.	103,500	3,840
*,1	CareDx Inc.	121,412	3,791
*,1	Option Care Health Inc.	118,808	3,719
*	Incyte Corp.	47,081	3,112
*,1	AdaptHealth Corp.	242,199	2,720
	Universal Health Services Inc. Class B	8,627	1,976
*,1	Ironwood Pharmaceuticals Inc.	476,865	1,965
*,1	Vir Biotechnology Inc.	247,445	1,853
*,1	BioCryst Pharmaceuticals Inc.	223,167	1,696
*,1	Fate Therapeutics Inc.	447,612	1,567
*,1	Health Catalyst Inc.	192,097	1,564
	Bristol-Myers Squibb Co.	28,536	1,476
*,1	Community Health Systems Inc.	236,188	1,434

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
[1]	Organon & Co.	74,410	1,423
*,1	ACADIA Pharmaceuticals Inc.	90,220	1,388
*	Ultragenyx Pharmaceutical Inc.	24,539	1,363
*,1	Hims & Hers Health Inc.	69,812	1,286
*	Beam Therapeutics Inc.	48,405	1,186
*,1	Novocure Ltd.	70,550	1,103
*,1	Pediatrix Medical Group Inc.	83,294	965
*	Exelixis Inc.	35,878	931
*	10X Genomics Inc. Class A	37,735	852
*,1	Illumina Inc.	6,460	842
*,1	Insulet Corp.	3,538	824
*	Align Technology Inc.	3,216	818
*,1	REGENXBIO Inc.	77,807	816
*,1	Omnicell Inc.	17,114	746
*	Bioventus Inc. Class A	60,689	725
*,1	Amneal Pharmaceuticals Inc.	75,993	632
*	LivaNova plc	9,953	523
*,1	Elanco Animal Health Inc. (XNYS)	33,420	491
*	Ionis Pharmaceuticals Inc.	11,931	478
*,1	Novavax Inc.	36,787	465
*	Inmode Ltd.	25,865	438
*	Phreesia Inc.	19,193	437
*,1	Editas Medicine Inc.	118,506	404
[1]	Embecta Corp.	25,467	359
*,1	Nektar Therapeutics	261,128	340
*,1	Coherus Biosciences Inc.	277,976	289
*	GRAIL Inc.	17,349	239
*,1	Mersana Therapeutics Inc.	118,116	223
*,1	Agenus Inc.	33,574	184
*	FibroGen Inc.	36,712	15
			55,665
Industrials (17.4%)
*,1	SkyWest Inc.	46,913	3,989
*,1	Builders FirstSource Inc.	20,424	3,959
*,1	American Woodmark Corp.	42,253	3,948
[1]	Griffon Corp.	56,048	3,923
[1]	Owens Corning	22,045	3,891
	TransUnion	36,305	3,801
[1]	Steelcase Inc. Class A	276,114	3,725
*,1	Lyft Inc. Class A	291,020	3,710
[1]	Herc Holdings Inc.	22,699	3,619
*,1	AZEK Co. Inc.	77,334	3,619
[1]	ABM Industries Inc.	63,489	3,350
[1]	Golden Ocean Group Ltd.	250,072	3,346
	Primoris Services Corp.	57,329	3,330
[1]	H&E Equipment Services Inc.	67,238	3,273
*,1	MRC Global Inc.	254,602	3,244
*,1	Legalzoom.com Inc.	473,114	3,004
*,1	Upwork Inc.	285,791	2,986
*,1	Masterbrand Inc.	154,744	2,869
[1]	Dun & Bradstreet Holdings Inc.	238,203	2,742
*,1	GMS Inc.	26,048	2,359
*,1	JELD-WEN Holding Inc.	139,819	2,210
	Veralto Corp.	14,686	1,643
	Vertiv Holdings Co. Class A	15,007	1,493
*	Tutor Perini Corp.	46,321	1,258
	Avis Budget Group Inc.	13,017	1,140
	Interface Inc.	53,876	1,022
*	Kirby Corp.	7,316	896
[1]	MillerKnoll Inc.	29,970	742
*	Blue Bird Corp.	12,566	603
*	MasTec Inc.	4,856	598
*	XPO Inc.	5,431	584
	Brink's Co.	4,949	572
	Eaton Corp. plc	1,635	542
*	Cimpress plc	6,379	523
	Pitney Bowes Inc.	73,131	521
	Arcosa Inc.	5,347	507
[1]	ACCO Brands Corp.	91,204	499

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
	Heidrick & Struggles International Inc.	12,495	486
*	BlueLinx Holdings Inc.	4,573	482
*	Sun Country Airlines Holdings Inc.	37,702	423
			85,431
Information Technology (11.9%)
*,1	CommScope Holding Co. Inc.	622,549	3,804
*,1	RingCentral Inc. Class A	119,858	3,791
*,1	SMART Global Holdings Inc.	167,592	3,511
[1]	HP Inc.	92,017	3,301
[1]	TD SYNNEX Corp.	26,006	3,123
*,1	BigCommerce Holdings Inc. Series 1	474,654	2,777
*,1	Semtech Corp.	60,541	2,764
*,1	Wix.com Ltd.	15,006	2,509
*	Cirrus Logic Inc.	19,931	2,476
*,1	DocuSign Inc.	32,834	2,039
*,1	MaxLinear Inc.	131,701	1,907
	Microsoft Corp.	4,347	1,871
*,1	Kyndryl Holdings Inc.	73,991	1,700
*,1	Yext Inc.	238,325	1,649
*	Western Digital Corp.	22,664	1,548
*	Twilio Inc. Class A	23,303	1,520
*,1	Zuora Inc. Class A	171,117	1,475
*,1	Dropbox Inc. Class A	54,438	1,384
*	Extreme Networks Inc.	88,642	1,332
	QUALCOMM Inc.	7,611	1,294
*,1	Domo Inc. Class B	153,211	1,151
*	PROS Holdings Inc.	60,985	1,129
*,1	TTM Technologies Inc.	61,823	1,128
	Hewlett Packard Enterprise Co.	48,695	996
	Pegasystems Inc.	13,189	964
*,1	ACM Research Inc. Class A	46,227	938
	NVIDIA Corp.	6,171	749
*,1	Adtran Holdings Inc.	107,660	638
*	Impinj Inc.	2,921	632
	Amkor Technology Inc.	20,453	626
	Benchmark Electronics Inc.	13,831	613
	Lam Research Corp.	693	566
	Sapiens International Corp. NV	14,796	551
*	Teradata Corp.	17,724	538
*	Harmonic Inc.	36,104	526
*	Five9 Inc.	17,845	513
			58,033
Materials (4.2%)
	Scotts Miracle-Gro Co.	38,986	3,380
	CRH plc	34,732	3,221
*,1	Constellium SE	195,759	3,183
	Kaiser Aluminum Corp.	41,922	3,040
	Louisiana-Pacific Corp.	26,581	2,857
[1]	Eagle Materials Inc.	8,121	2,336
[1]	Ryerson Holding Corp.	65,797	1,310
[1]	Ardagh Metal Packaging SA	225,205	849
*	Century Aluminum Co.	34,632	562
			20,738
Real Estate (6.8%)
[1]	Cousins Properties Inc.	140,173	4,132
[1]	American Assets Trust Inc.	153,667	4,106
[1]	Kite Realty Group Trust	154,183	4,095
[1]	Park Hotels & Resorts Inc.	242,891	3,425
	Simon Property Group Inc.	18,308	3,095
[1]	Kilroy Realty Corp.	77,437	2,997
[1]	RLJ Lodging Trust	276,618	2,539
[1]	Summit Hotel Properties Inc.	354,673	2,433
[1]	Piedmont Office Realty Trust Inc. Class A	169,079	1,708
[1]	Newmark Group Inc. Class A	72,284	1,123
[1]	Paramount Group Inc.	226,889	1,116
	EPR Properties	18,569	911
[1]	Brixmor Property Group Inc.	24,596	685
	Xenia Hotels & Resorts Inc.	43,277	639

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
	Ryman Hospitality Properties Inc.	4,712	505
			33,509
Utilities (3.2%)
[1]	Black Hills Corp.	66,708	4,077
[1]	AES Corp.	195,133	3,914
[1]	UGI Corp.	146,473	3,665
	NRG Energy Inc.	19,101	1,740
[1]	National Fuel Gas Co.	18,271	1,107
	Vistra Corp.	8,735	1,036
			15,539
Total Common Stocks—Long Positions (Cost $418,391)			483,521
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[2]	Vanguard Market Liquidity Fund, 5.014% (Cost $4,541)	45,411	4,541
Common Stocks Sold Short (-97.4%)
Communication Services (-3.7%)
*	TKO Group Holdings Inc.	(34,979)	(4,327)
	Cogent Communications Holdings Inc.	(50,340)	(3,822)
*	Take-Two Interactive Software Inc.	(24,038)	(3,695)
*	Sphere Entertainment Co.	(83,336)	(3,682)
*	EchoStar Corp. Class A	(35,329)	(877)
*	AMC Entertainment Holdings Inc. Class A	(149,428)	(680)
*	Gogo Inc.	(70,683)	(507)
*	Vivid Seats Inc. Class A	(127,749)	(473)
			(18,063)
Consumer Discretionary (-10.7%)
*	Kura Sushi USA Inc. Class A	(53,375)	(4,300)
*	LGI Homes Inc.	(35,411)	(4,197)
	VF Corp.	(186,764)	(3,726)
	Lithia Motors Inc.	(11,549)	(3,668)
	Krispy Kreme Inc.	(327,665)	(3,519)
	Starbucks Corp.	(34,865)	(3,399)
*	First Watch Restaurant Group Inc.	(216,455)	(3,377)
	McDonald's Corp.	(11,047)	(3,364)
*	Portillo's Inc. Class A	(237,139)	(3,194)
	Cracker Barrel Old Country Store Inc.	(57,882)	(2,625)
	Tempur Sealy International Inc.	(44,350)	(2,422)
	Churchill Downs Inc.	(14,546)	(1,967)
	A-Mark Precious Metals Inc.	(40,055)	(1,769)
*	Airbnb Inc. Class A	(12,799)	(1,623)
	Service Corp. International	(17,654)	(1,393)
*	Dream Finders Homes Inc. Class A	(36,463)	(1,320)
	Acushnet Holdings Corp.	(18,142)	(1,157)
*	QuantumScape Corp.	(149,275)	(858)
*	Topgolf Callaway Brands Corp.	(73,509)	(807)
*	Rivian Automotive Inc. Class A	(65,611)	(736)
*	GameStop Corp. Class A	(31,729)	(728)
*	Asbury Automotive Group Inc.	(2,524)	(602)
*	Mister Car Wash Inc.	(92,269)	(601)
*	Sweetgreen Inc. Class A	(14,405)	(511)
*	Savers Value Village Inc.	(46,513)	(489)
			(52,352)
Consumer Staples (-4.2%)
*	BJ's Wholesale Club Holdings Inc.	(39,530)	(3,260)
*	Grocery Outlet Holding Corp.	(175,286)	(3,076)
	Weis Markets Inc.	(43,982)	(3,032)
	Brown-Forman Corp. Class B	(58,953)	(2,901)
	MGP Ingredients Inc.	(25,495)	(2,123)
*	Chefs' Warehouse Inc.	(40,825)	(1,715)
	Walgreens Boots Alliance Inc.	(95,889)	(859)
	Hershey Co.	(4,480)	(859)
	J & J Snack Foods Corp.	(4,448)	(766)
	Dollar General Corp.	(8,641)	(731)
	Lamb Weston Holdings Inc.	(8,761)	(567)
*	e.l.f. Beauty Inc.	(5,127)	(559)

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
*	Celsius Holdings Inc.	(7,247)	(227)
			(20,675)
Energy (-4.9%)
*	Uranium Energy Corp.	(687,372)	(4,269)
	Chesapeake Energy Corp.	(44,881)	(3,692)
	ONEOK Inc.	(39,486)	(3,598)
	Atlas Energy Solutions Inc.	(157,778)	(3,440)
*	NextDecade Corp.	(668,655)	(3,149)
	Core Laboratories Inc.	(164,273)	(3,044)
*	Energy Fuels Inc.	(370,741)	(2,035)
	Sitio Royalties Corp. Class A	(22,794)	(475)
*	Talos Energy Inc.	(40,322)	(417)
			(24,119)
Financials (-20.2%)
	PJT Partners Inc. Class A	(32,146)	(4,286)
	First Financial Bankshares Inc.	(110,686)	(4,096)
	Glacier Bancorp Inc.	(89,549)	(4,092)
	ServisFirst Bancshares Inc.	(50,078)	(4,029)
	Lakeland Financial Corp.	(56,990)	(3,711)
*	Remitly Global Inc.	(274,343)	(3,673)
	TFS Financial Corp.	(285,393)	(3,670)
	FactSet Research Systems Inc.	(7,899)	(3,632)
	Moelis & Co. Class A	(51,408)	(3,522)
	P10 Inc. Class A	(326,639)	(3,498)
*	Encore Capital Group Inc.	(73,051)	(3,453)
	Stewart Information Services Corp.	(45,948)	(3,434)
	Blue Owl Capital Inc.	(175,362)	(3,395)
	Visa Inc. Class A	(12,277)	(3,376)
	Pinnacle Financial Partners Inc.	(34,065)	(3,337)
*	Bancorp Inc.	(61,776)	(3,305)
	New York Community Bancorp Inc.	(286,872)	(3,222)
*	Rocket Cos. Inc. Class A	(166,865)	(3,202)
	Houlihan Lokey Inc.	(18,556)	(2,932)
*	Baldwin Insurance Group Inc.	(55,656)	(2,772)
	UWM Holdings Corp.	(322,510)	(2,748)
	FirstCash Holdings Inc.	(20,938)	(2,404)
	Ryan Specialty Holdings Inc.	(33,637)	(2,233)
*	Triumph Financial Inc.	(26,990)	(2,147)
*	Toast Inc. Class A	(71,556)	(2,026)
	Bank of Hawaii Corp.	(30,494)	(1,914)
*	NCR Atleos Corp.	(65,636)	(1,873)
	Nasdaq Inc.	(24,940)	(1,821)
	TPG Inc.	(30,041)	(1,729)
	Arthur J Gallagher & Co.	(5,829)	(1,640)
	Walker & Dunlop Inc.	(12,397)	(1,408)
*	Upstart Holdings Inc.	(32,736)	(1,310)
	City Holding Co.	(10,773)	(1,265)
	Selective Insurance Group Inc.	(10,546)	(984)
	White Mountains Insurance Group Ltd.	(554)	(940)
	BGC Group Inc. Class A	(71,126)	(653)
	First Citizens BancShares Inc. Class A	(341)	(628)
	Capitol Federal Financial Inc.	(85,411)	(499)
			(98,859)
Health Care (-10.9%)
*	Alignment Healthcare Inc.	(358,600)	(4,239)
*	PROCEPT BioRobotics Corp.	(50,341)	(4,033)
*	Liquidia Corp.	(340,257)	(3,403)
*	QuidelOrtho Corp.	(73,151)	(3,336)
*	Axsome Therapeutics Inc.	(35,465)	(3,187)
*	Neogen Corp.	(181,565)	(3,052)
*	Harrow Inc.	(67,214)	(3,022)
*	Tarsus Pharmaceuticals Inc.	(91,663)	(3,015)
*	Madrigal Pharmaceuticals Inc.	(11,066)	(2,348)
*	Vaxcyte Inc.	(20,294)	(2,319)
*	Summit Therapeutics Inc.	(93,278)	(2,043)
*	agilon health Inc.	(487,369)	(1,915)
*	Inari Medical Inc.	(46,204)	(1,906)
*	Nuvalent Inc. Class A	(17,480)	(1,788)
*	Paragon 28 Inc.	(262,004)	(1,750)

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
*	Mirum Pharmaceuticals Inc.	(39,845)	(1,554)
*	Recursion Pharmaceuticals Inc. Class A	(230,224)	(1,517)
*	Sana Biotechnology Inc.	(349,618)	(1,454)
*	Krystal Biotech Inc.	(7,479)	(1,361)
*	Solventum Corp.	(17,497)	(1,220)
*	Praxis Precision Medicines Inc.	(19,816)	(1,140)
*	Scholar Rock Holding Corp.	(137,400)	(1,101)
*	Schrodinger Inc.	(50,844)	(943)
*	Viking Therapeutics Inc.	(11,564)	(732)
*	CG oncology Inc.	(14,659)	(553)
*	Avadel Pharmaceuticals plc	(34,048)	(447)
			(53,378)
Industrials (-17.3%)
*	Ameresco Inc. Class A	(118,422)	(4,493)
*	Rocket Lab USA Inc.	(457,790)	(4,454)
	FTAI Aviation Ltd.	(32,510)	(4,321)
*	Frontier Group Holdings Inc.	(788,986)	(4,221)
	HEICO Corp.	(15,741)	(4,116)
*	AeroVironment Inc.	(19,600)	(3,930)
*	FTI Consulting Inc.	(16,943)	(3,856)
*	Mercury Systems Inc.	(103,196)	(3,818)
*	Casella Waste Systems Inc. Class A	(36,991)	(3,680)
*	Bloom Energy Corp. Class A	(347,557)	(3,670)
*	JetBlue Airways Corp.	(554,500)	(3,638)
*	ACV Auctions Inc. Class A	(176,998)	(3,598)
*	U-Haul Holding Co.	(44,789)	(3,470)
*	Transcat Inc.	(27,319)	(3,299)
	VSE Corp.	(39,577)	(3,274)
*	RBC Bearings Inc.	(10,833)	(3,243)
	Concentrix Corp.	(50,095)	(2,567)
*	Hayward Holdings Inc.	(146,770)	(2,251)
*	Verra Mobility Corp.	(80,066)	(2,227)
*	Montrose Environmental Group Inc.	(70,288)	(1,849)
*	First Advantage Corp.	(81,952)	(1,627)
	Forward Air Corp.	(42,717)	(1,512)
*	Boeing Co.	(9,887)	(1,503)
*	AerSale Corp.	(269,856)	(1,363)
	Insperity Inc.	(14,524)	(1,278)
	Cadre Holdings Inc.	(29,258)	(1,110)
	Southwest Airlines Co.	(36,718)	(1,088)
*	Xometry Inc. Class A	(56,240)	(1,033)
*	SiteOne Landscape Supply Inc.	(5,331)	(805)
*	Titan International Inc.	(87,077)	(708)
*	NEXTracker Inc. Class A	(14,526)	(544)
	Nordson Corp.	(1,964)	(516)
*	Alight Inc. Class A	(68,184)	(505)
	Heartland Express Inc.	(39,748)	(488)
	Vestis Corp.	(32,395)	(483)
	John Bean Technologies Corp.	(4,626)	(456)
			(84,994)
Information Technology (-11.8%)
	Ubiquiti Inc.	(20,191)	(4,477)
*	Aspen Technology Inc.	(18,255)	(4,360)
*	Astera Labs Inc.	(77,499)	(4,060)
*	Vertex Inc. Class A	(93,408)	(3,597)
	Adeia Inc.	(291,289)	(3,469)
*	Mirion Technologies Inc.	(296,957)	(3,287)
*	Enphase Energy Inc.	(28,455)	(3,216)
*	Globant SA	(15,747)	(3,120)
	Power Integrations Inc.	(39,105)	(2,507)
*	NextNav Inc.	(330,426)	(2,475)
*	MicroStrategy Inc. Class A	(14,594)	(2,461)
	Crane NXT Co.	(41,248)	(2,314)
*	Allegro MicroSystems Inc.	(95,359)	(2,222)
*	PAR Technology Corp.	(33,749)	(1,758)
	Universal Display Corp.	(8,238)	(1,729)
*	Lumentum Holdings Inc.	(24,006)	(1,522)
	InterDigital Inc.	(10,315)	(1,461)
*	SiTime Corp.	(6,992)	(1,199)

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
	Cognex Corp.	(28,480)	(1,153)
*	Snowflake Inc. Class A	(9,080)	(1,043)
*	MeridianLink Inc.	(49,739)	(1,023)
*	CCC Intelligent Solutions Holdings Inc.	(78,845)	(871)
	Vishay Intertechnology Inc.	(44,568)	(843)
*	First Solar Inc.	(3,152)	(786)
	Apple Inc.	(2,245)	(523)
*	Novanta Inc.	(2,828)	(506)
*	Cleanspark Inc.	(53,538)	(500)
*	Clearfield Inc.	(12,610)	(491)
*	Sprout Social Inc. Class A	(15,358)	(447)
*	indie Semiconductor Inc. Class A	(101,517)	(405)
			(57,825)
Materials (-3.9%)
	FMC Corp.	(61,264)	(4,040)
	Albemarle Corp.	(38,562)	(3,652)
*	Novagold Resources Inc.	(871,771)	(3,574)
	Celanese Corp.	(25,532)	(3,471)
	Ramaco Resources Inc. Class A	(175,784)	(2,057)
*	Ivanhoe Electric Inc.	(115,184)	(975)
	Compass Minerals International Inc.	(74,077)	(890)
*	Arcadium Lithium plc	(216,165)	(616)
			(19,275)
Real Estate (-6.9%)
	Safehold Inc.	(155,052)	(4,067)
	Rexford Industrial Realty Inc.	(79,475)	(3,998)
	SBA Communications Corp.	(15,316)	(3,687)
	Farmland Partners Inc.	(336,085)	(3,512)
	National Storage Affiliates Trust	(69,783)	(3,363)
	WP Carey Inc.	(48,261)	(3,007)
	NETSTREIT Corp.	(149,023)	(2,463)
	Extra Space Storage Inc.	(12,941)	(2,332)
	Essential Properties Realty Trust Inc.	(53,281)	(1,819)
	Diversified Healthcare Trust	(412,969)	(1,730)
*	Apartment Investment and Management Co. Class A	(174,180)	(1,575)
	Healthcare Realty Trust Inc.	(48,611)	(882)
	Douglas Emmett Inc.	(31,182)	(548)
*	Opendoor Technologies Inc.	(246,353)	(493)
	Terreno Realty Corp.	(6,984)	(467)
			(33,943)
Utilities (-2.9%)
	Ormat Technologies Inc. (XNYS)	(52,369)	(4,029)
	WEC Energy Group Inc.	(35,356)	(3,401)
	Brookfield Renewable Corp. Class A	(76,743)	(2,506)
	IDACORP Inc.	(21,386)	(2,205)
*	Altus Power Inc.	(631,104)	(2,007)
			(14,148)
Total Common Stocks Sold Short (Proceeds $423,075)			(477,631)
Other Assets and Other Liabilities—Net (97.8%)			479,717
Net Assets (100%)			490,148
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $334,472,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must

Vanguard® Market Neutral Fund
segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Schedule of Investments.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.